Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Related Party Transactions

Note 21. Related Party Transactions

	December 31,
	2021	2020	2019

	(USD in thousands)
The Company’s transactions with other related parties:
Transactions with related parties (expenses):
Accrued interest on convertible debt instruments issued to members of executive management and board of directors	$—	$—	$(4)
Balances with related parties at year-end (asset):
Prepaid rent and deposit for a leased property from a related party	$—	$7	$—
Balances with related parties at year-end (liabilities):
Convertible debt instruments issued to members of executive management and board of directors (nominal value plus accrued interest of 7.5%)	$—	$—	$—

The Company’s related parties are comprised of significant shareholders of the Company, the executive management group, the board of directors and the close members of the family of these persons.

The Company has not granted any loans, guarantees, or other commitments to or on behalf of any of the members in the board of directors or executive management. Other than the remuneration and other transactions relating to the board of directors or executive management and capital increases on the same terms as other investors, no other significant transactions have taken place with the board of directors or executive management for the years ended December 31, 2021, 2020 and 2019.